VGOF-P18 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF

PUTNAM CORE BOND FUND AND

PUTNAM ESG CORE BOND ETF

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Sri Mahanti in the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Patrick Klein, Ph.D.
Portfolio Manager, portfolio manager of the fund since 2024.

Tina Chou
Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Sri Mahanti in the section titled “Who oversees and manages the fund? – Portfolio managers” in Putnam Core Bond Fund’s Prospectus and the section titled “Fund management – Portfolio managers” in Putnam ESG Core Bond ETF’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Patrick Klein, Ph.D.	2024	Franklin Advisers 2005-Present	Portfolio Manager
Tina Chou	2024	Franklin Advisers 2004-Present	Portfolio Manager
3)	The following replaces all references to Sri Mahanti in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:
Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Patrick Klein*	12	$16,655,300,000	7	$1,776,200,000	8**	$5,189,100,000
Tina Chou*	5	$7,954,600,000	2	$357,100,000	0	$0
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* Information is provided as of August 31, 2024.
**1 account, with total assets of $1,226,900,000, pays an advisory fee based on account performance.

4)	The following replaces all references to Sri Mahanti in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Patrick Klein*	None
Tina Chou*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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